Selected Statements of Income Data - Schedule of Selected Statements of Income Data (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2013	Dec. 31, 2011	Dec. 31, 2010
Sales by location of customers :
Sales by location of customers	$ 145,141	$ 670,954	$ 505,668	$ 392,535
Selling, marketing, general and administrative expenses:
Selling and marketing	12,192	43,938	42,247	41,673
Advertising	2,166	7,213	7,270	6,827
General and administrative	8,743	35,287	44,401	59,402
Settlements and loss contingencies		33,300
Total selling, marketing, general and administrative expenses	23,101	86,438	93,918	107,902
Including provision for doubtful accounts	(50)	4	90	(473)
Financial (income) expenses:
Interest and exchange differences on long-term liabilities	368	2,512	4,671	5,252
Income in respect of deposits	(510)	(4,026)	(1,520)	(985)
Expenses in respect of short-term credit	35		72	2,291
Foreign currency transaction losses	1,107	(2,417)	(6,920)	5,282
Total financial (income) expenses	1,000	(3,931)	(3,697)	11,840
Israel [Member]
Sales by location of customers :
Sales by location of customers	5,472	19,929	21,528	19,589
Canada [Member]
Sales by location of customers :
Sales by location of customers	13,167	52,452	43,720	44,169
U.S.A. [Member]
Sales by location of customers :
Sales by location of customers	122,472	587,851	424,950	305,858
Other [Member]
Sales by location of customers :
Sales by location of customers	$ 4,030	$ 10,722	$ 15,470	$ 22,919